Offerings - Offering: 1	Mar. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	7,039,247
Proposed Maximum Offering Price per Unit	0.79
Maximum Aggregate Offering Price	$ 5,561,005.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 767.97
Offering Note	(1) Consists of 7,039,247 shares of the Registrant's common stock registered for resale by the selling stockholders named in this registration statement. (2) Estimated solely for the purposes of calculating the registration fee. Pursuant to Rule 457(c) under the Securities Act, the registration fee has been calculated based upon the average of the high and low prices, as reported by The Nasdaq Capital Market, for shares of the Registrant's common stock on March 19, 2026.